Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	May 31, 2018
Registrant Name	PNC FUNDS
Central Index Key	0000778202
Amendment Flag	false
Document Creation Date	Jan. 28, 2019
Document Effective Date	Jan. 29, 2019
Prospectus Date	Jan. 29, 2019
PNC Emerging Markets Equity Fund | Class R6
Prospectus:
Trading Symbol	PEREX
PNC International Growth Fund | Class R6
Prospectus:
Trading Symbol	PIRSX